CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jul. 31, 2021	Jul. 31, 2020
Accounts receivable, trade, allowance for doubtful accounts	$ 49	$ 134
Preferred stock, par value (in usd per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	4,965,000	4,965,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in usd per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,400,000,000	1,400,000,000
Common stock, shares issued (in shares)	63,099,496	62,787,919
Common stock, shares outstanding (in shares)	63,099,496	62,787,919
Contingent convertible preferred stock
Preferred stock, par value (in usd per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	35,000	35,000
Preferred stock, shares issued (in shares)	35,000	35,000
Preferred stock, shares outstanding (in shares)	35,000	35,000